Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and the following subsidiaries:

Company	Principal activity	Country of incorporation
AuRico Gold Chihuahua, S.A. de C.V., SOFOM E.N.R.	Administrative services	Mexico
AuRico Gold Holdings Inc.	Holding company	Canada
AuRico Gold (USA), Inc.	Administrative services	United States of America
Capital Gold Corporation	Holding company	United States of America
Leadville Mining & Milling Holding Corporation	Holding company	United States of America
Minera Santa Rita, S. de R.L. de C.V.	Gold and silver mining	Mexico
Nayarit Gold Inc.	Holding company	Canada
Oro de Altar, S.A. de C.V.	Holding company	Mexico
0975828 B.C. LTD.	Holding company	Canada
Orsa Ventures Corp.	Holding company	Canada
Minas de Oro Nacional, S.A. de C.V.	Gold and silver mining	Mexico
Operason S.A. de C.V.	Administrative services	Mexico
Sonora Gerencial S.A. de C.V.	Administrative services	Mexico
Esperanza Silver de Mexico SA de CV	Gold and silver mining	Mexico
Servicios Mineros Tetlama S.A. de C.V.	Administrative services	Mexico
Esperanza Silver Peru SAC	Gold and silver mining	Peru
Dogu Biga Madencilik Sanayi Ticaret AS	Gold and silver mining	Turkey
Quartz Mountain Gold Ltd.	Gold and silver mining	United States of America
Carlisle Goldfields Ltd.	Holding company	Canada
Patricia Mining Corp.	Holding company	Canada
Alamos Gold Holdings Inc.	Holding company	Canada
Alamos Gold Holdings Coöperatief U.A.	Holding company	Netherlands
Alamos Gold Holdings B.V.	Holding company	Netherlands

Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7
Additions	105.9	90.7	15.3	14.6	226.5
Transfer (i)	—	90.7	—	(90.7)	—
Disposals	(8.8)	—	—	—	(8.8)
At December 31, 2018	$1,200.1	$2,299.7	$95.8	$250.8	$3,846.4
Additions	126.9	130.2	9.1	11.6	277.8
Revisions to decommissioning liabilities	—	13.3	—	—	13.3
Right-of-use assets (note 16)	2.4	—	—	—	2.4
Disposals	(1.9)	—	—	—	(1.9)
At December 31, 2019	$1,327.5	$2,443.2	$104.9	$262.4	$4,138.0

Accumulated amortization and impairment charges
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3
Amortization	72.4	88.1	—	—	160.5
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2018	$403.6	$618.1	$5.1	$6.3	$1,033.1
Amortization	68.3	104.4	—	—	172.7
Disposals	(1.2)	—	—	—	(1.2)
At December 31, 2019	$470.7	$722.5	$5.1	$6.3	$1,204.6

Net carrying value
At December 31, 2018	$796.5	$1,681.6	$90.7	$244.5	$2,813.3
At December 31, 2019	$856.8	$1,720.7	$99.8	$256.1	$2,933.4
The net carrying values by segment (note 14) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$658.0	$709.6	$99.8	—	$1,467.4
Mulatos	82.6	161.4	—	—	244.0
Island Gold	108.9	715.4	—	—	824.3
El Chanate	0.2	—	—	—	0.2
Kirazlı	0.3	134.3	—	—	134.6
Corporate and other	6.8	—	—	256.1	262.9
At December 31, 2019	$856.8	$1,720.7	$99.8	$256.1	$2,933.4

Young-Davidson	$608.9	$744.7	$90.7	—	$1,444.3
Mulatos	101.0	108.4	—	—	209.4
Island Gold	79.5	720.6	—	—	800.1
El Chanate	1.5	0.8	—	—	2.3
Kirazlı	0.3	107.1	—	—	107.4
Corporate and other	5.3	—	—	244.5	249.8
At December 31, 2018	$796.5	$1,681.6	$90.7	$244.5	$2,813.3

Schedule of Investments By Classification

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Hedging Derivatives	Fair value through OCI

Schedule of Recently Issued Standards, Not Yet Adopted		Standards issued, but not yet adopted include: